Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Disclosure of initial application of standards or interpretations
Effect on the consolidated income statement for the year ended December 31, 2017:

	For the year ended			For the year ended
	December 31, 2017	Effects of	Reclassification	December 31, 2017
	as previously stated	IFRS 15	(Note)	as restated
	US$ in millions
Net revenues	$7,715	$(129)	$—	$7,586
Gaming promoter/agency commissions	(135)	127	8	—
Other expenses and losses	(915)	2	(8)	(921)
Effect on the consolidated income statement for the year ended December 31, 2016:

	For the year ended			For the year ended
	December 31, 2016	Effects of	Reclassification	December 31, 2016
	as previously stated	IFRS 15	(Note)	as restated
	US$ in millions
Net revenues	$6,653	$(110)	$—	$6,543
Gaming promoter/agency commissions	(122)	115	7	—
Other expenses and losses	(837)	(5)	(7)	(849)
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Note: Amount represented agency commissions. As the amount was immaterial, it was reclassified to “Other expenses and losses” for the purpose of presenting the consolidated income statement.
Effect on the consolidated retained earnings as of January 1, 2018 is as follows:

	Note	US$ in millions
Closing retained earnings as of December 31, 2017 - IAS 39		$2,864
Decrease in carrying amount of bank loan measured at amortized cost	(i)	24
Opening retained earnings as of January 1, 2018 - IFRS 9		$2,888

Estimated useful lives of assets
Property and equipment are depreciated as follows:

Leasehold interests in land classified as finance leases	50 years
Leasehold improvements	Shorter of lease term or 3 years
Land improvements, buildings and building improvements	10–50 years
Ferries	20 years
Furniture, fittings and equipment	3–20 years
Vehicles	5–6 years